SHORT-TERM BORROWINGS	12 Months Ended
Dec. 31, 2011
SHORT-TERM BORROWINGS

NOTE I - SHORT-TERM BORROWINGS

Short-term borrowings at December 31, 2011 and 2010 consisted of the following (dollars in thousands):

	2011	2010
Repurchase agreements	$8,631	$7,735
Advances from FHLB	55,000	48,018
Federal funds purchased	300	1,199
Revolving line of credit	6,280	3,255
Total	$70,211	$60,207

Securities sold under agreements to repurchase generally mature within one day from the transaction date and are collateralized by either U.S. Government Agency obligations, government sponsored mortgage-backed securities or securities issued by local governmental municipalities.

During the years ended December 31, 2011 and 2010, the Company reclassified $4.0 million and $3.0 million, respectively, of its FHLB advances to short-term borrowings due to current maturities being within one year. Additionally, the Company utilizes short-term borrowings from FHLB, with $51.0 million outstanding at December 31, 2011 and $45.0 million at December 31, 2010. These borrowings are secured as discussed below in the long-term debt note for FHLB advances.

The Company may purchase federal funds through unsecured federal funds guidance lines of credit totaling $57.0 million as of December 31, 2011. These lines are intended for short-term borrowings and are subject to restrictions limiting the frequency and terms of advances. These lines of credit are payable on demand and bear interest based upon the daily federal funds rate.

The Company also has an unsecured revolving line of credit of up to $10.0 million with a bank, bearing interest at the prime rate with a floor of 5.00% and maturing on September 25, 2012, with $6.3 million and $3.3 million outstanding at December 31, 2011 and 2010, respectively.

In addition, the Company has the ability to borrow funds from the Federal Reserve Bank of Richmond utilizing the discount window and the borrower-in-custody of collateral arrangement. At December 31, 2011, investment securities and commercial loans in the amounts of $9.0 million and $141.6 million, respectively, were assigned under these arrangements. As of December 31, 2011, the Company had approximately $124.5 million in additional borrowing capacity available under these arrangements with no outstanding balances.